Offerings	Nov. 06, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	15.05
Maximum Aggregate Offering Price	$ 15,050,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,078.41
Offering Note	Amount to be registered consists of 1,000,000 additional shares of Registrant’s Common Stock, $0.01 par value per share, to be issued pursuant to the grant or exercise of awards to participants under the Matrix Service Company 2026 Stock and Incentive Compensation Plan (the “ESPP”). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended, this Registration Statement also includes an indeterminable number of additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the ESPP.
Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on November 3, 2025.

Offering: 2
Offering:
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligation
Amount Registered | shares	2,010,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,010,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 277.58
Offering Note	The Deferred Compensation Obligations under the Matrix Service Company Deferred Compensation Plan for Non-Employee Directors (“Deferred Compensation Plan”) are unsecured obligations Matrix Service Company to pay deferred compensation in the future in accordance with the terms of the Deferred Compensation Plan.
Estimated solely for calculating the amount of the registration fee. Such amount is based on Matrix Service Company’s estimate of the aggregate compensation to be deferred by participants under the Deferred Compensation Plan during the three-year period commencing on the initial effective date of this Registration Statement.